Investment Securities - Schedule of Unrealized Loss on Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months	$ 860,016	$ 711,142
12 Months or Longer	47,163	309,633
Total	907,179	1,020,775
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	11,778	4,893
12 Months or Longer	531	5,921
Total	12,309	10,814
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months	134,909
12 Months or Longer	7,564
Total	142,473
Held-to-maturity Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	5,148
12 Months or Longer	87
Total	5,235
Obligations of U.S. Treasury and other U.S. Government sponsored entities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months	247,695	326,973
12 Months or Longer	19,838	195,090
Total	267,533	522,063
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	2,305	2,117
12 Months or Longer	162	3,425
Total	2,467	5,542
U.S. Government sponsored entity asset-backed securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months	612,321	384,169
12 Months or Longer	27,325	114,543
Total	639,646	498,712
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	9,473	2,776
12 Months or Longer	369	2,496
Total	9,842	5,272
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months		5,656
12 Months or Longer	7,564	7,792
Total	7,564	13,448
Held-to-maturity Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months		10
12 Months or Longer	87	124
Total	87	$ 134
Obligations of States and Political Subdivisions
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months	134,909
Total	134,909
Held-to-maturity Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	5,148
Total	$ 5,148